Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors	12 Months Ended
Dec. 31, 2014
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

5. Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

The following data summarizes the consolidating results of IMI on the equity method of accounting as of December 31, 2013 and 2014 and for the years ended December 31, 2012, 2013 and 2014 and are prepared on the same basis as the consolidated financial statements.

The Parent Notes, CAD Notes and GBP Notes are guaranteed by the subsidiaries referred to below as the Guarantors. These subsidiaries are 100% owned by IMI. The guarantees are full and unconditional, as well as joint and several.

Additionally, IMI and the Guarantors guarantee the CAD Notes, which were issued by Canada Company, and the GBP Notes, which were issued by IME. Canada Company and IME do not guarantee the Parent Notes. The subsidiaries that do not guarantee the Parent Notes, the CAD Notes and the GBP Notes, including IME but excluding Canada Company, are referred to below as the Non-Guarantors.

In the normal course of business we periodically change the ownership structure of our subsidiaries to meet the requirements of our business. In the event of such changes, we recast the prior period financial information within this footnote to conform to the current period presentation in the period such changes occur. Generally, these changes do not alter the designation of the underlying subsidiaries as Guarantors or Non-Guarantors. However, they may change whether the underlying subsidiary is owned by the Parent, a Guarantor, Canada Company or a Non-Guarantor. If such a change occurs, the amount of investment in subsidiaries in the below balance sheets and equity in the earnings (losses) of subsidiaries, net of tax in the below statements of operations with respect to the relevant Parent, Guarantors, Canada Company, Non-Guarantors and Eliminations columns also would change.

CONSOLIDATED BALANCE SHEETS

	December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$ 1,243	$ 10,366	$ 1,094	$ 107,823	$—	$ 120,526
Restricted Cash	33,860	—	—	—	—	33,860
Accounts Receivable	—	358,118	38,928	219,751	—	616,797
Intercompany Receivable	761,501	—	1,607	—	(763,108)	—
Other Current Assets	1,120	98,717	5,995	56,622	(30)	162,424
Total Current Assets	797,724	467,201	47,624	384,196	(763,138)	933,607
Property, Plant and Equipment, Net	1,019	1,569,248	172,246	835,747	—	2,578,260
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,775,570	1,000	2,672	—	(1,779,242)	—
Investment in Subsidiaries	1,564,405	1,313,835	31,130	70,788	(2,980,158)	—
Goodwill	—	1,638,534	187,259	637,559	—	2,463,352
Other	38,862	376,939	11,257	250,842	(114)	677,786
Total Other Assets, Net	3,378,837	3,330,308	232,318	959,189	(4,759,514)	3,141,138
Total Assets	$ 4,177,580	$ 5,366,757	$ 452,188	$ 2,179,132	$ (5,522,652)	$ 6,653,005
Liabilities and Equity
Intercompany Payable	$—	$ 581,029	$—	$ 182,079	$ (763,108)	$—
Current Portion of Long-term Debt	—	30,236	—	22,377	(30)	52,583
Total Other Current Liabilities	125,705	540,169	29,513	221,131	—	916,518
Long-term Debt, Net of Current Portion	3,009,597	508,382	289,105	312,055	—	4,119,139
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,772,144	—	6,098	(1,779,242)	—
Other Long-term Liabilities	40	388,645	31,652	92,808	(114)	513,031
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders’ Equity	1,041,238	1,546,152	101,918	1,332,088	(2,980,158)	1,041,238
Noncontrolling Interests	—	—	—	10,496	—	10,496
Total Equity	1,041,238	1,546,152	101,918	1,342,584	(2,980,158)	1,051,734
Total Liabilities and Equity	$ 4,177,580	$ 5,366,757	$ 452,188	$ 2,179,132	$ (5,522,652)	$ 6,653,005

CONSOLIDATED BALANCE SHEETS (Continued)

	December 31, 2014
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$ 2,399	$ 4,713	$ 4,979	$ 113,842	$—	$ 125,933
Restricted Cash	33,860	—	—	—	—	33,860
Accounts Receivable	—	361,330	37,137	205,798	—	604,265
Intercompany Receivable	—	586,725	—	—	(586,725)	—
Other Current Assets	153	88,709	2,925	61,908	(34)	153,661
Total Current Assets	36,412	1,041,477	45,041	381,548	(586,759)	917,719
Property, Plant and Equipment, Net	840	1,580,337	160,977	808,573	—	2,550,727
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	2,851,651	245	2,448	—	(2,854,344)	—
Investment in Subsidiaries	917,170	656,877	30,751	93,355	(1,698,153)	—
Goodwill	—	1,611,957	180,342	631,484	—	2,423,783
Other	31,108	375,082	26,672	245,251	—	678,113
Total Other Assets, Net	3,799,929	2,644,161	240,213	970,090	(4,552,497)	3,101,896
Total Assets	$ 3,837,181	$ 5,265,975	$ 446,231	$ 2,160,211	$ (5,139,256)	$ 6,570,342
Liabilities and Equity
Intercompany Payable	$ 505,083	$—	$ 3,564	$ 78,078	$ (586,725)	$—
Current Portion of Long-term Debt	—	24,955	—	27,174	(34)	52,095
Total Other Current Liabilities	60,097	470,122	35,142	239,280	—	804,641
Long-term Debt, Net of Current Portion	2,414,646	908,431	245,861	1,042,498	—	4,611,436
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	2,851,384	—	1,960	(2,854,344)	—
Other Long-term Liabilities	—	115,789	37,558	78,868	—	232,215
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders’ Equity	856,355	895,294	124,106	678,753	(1,698,153)	856,355
Noncontrolling Interests	—	—	—	13,600	—	13,600
Total Equity	856,355	895,294	124,106	692,353	(1,698,153)	869,955
Total Liabilities and Equity	$ 3,837,181	$ 5,265,975	$ 446,231	$ 2,160,211	$ (5,139,256)	$ 6,570,342

CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$ 1,156,681	$ 130,825	$ 445,632	$—	$ 1,733,138
Service	—	782,768	—	488,049	—	1,270,817
Total Revenues	—	1,939,449	130,825	933,681	—	3,003,955
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	—	761,092	27,881	488,140	—	1,277,113
Selling, general and administrative	220	591,092	17,741	241,318	—	850,371
Depreciation and amortization	320	192,304	12,797	110,923	—	316,344
(Gain) Loss on disposal/write-down of property, plant and equipment (excluding real estate), net	—	(1,030)	84	5,607	—	4,661
Total Operating Expenses	540	1,543,458	58,503	845,988	—	2,448,489
Operating (Loss) Income	(540)	395,991	72,322	87,693	—	555,466
Interest Expense (Income), Net	196,423	(17,117)	36,114	27,179	—	242,599
Other Expense (Income), Net	32,161	(3,842)	(37)	(12,220)	—	16,062
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	(229,124)	416,950	36,245	72,734	—	296,805
Provision (Benefit) for Income Taxes	—	86,060	12,768	15,476	—	114,304
Loss (Gain) on Sale of Real Estate, Net of Tax	—	39	—	(245)	—	(206)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(400,046)	(73,625)	(5,273)	(23,477)	502,421	—
Income (Loss) from Continuing Operations	170,922	404,476	28,750	80,980	(502,421)	182,707
Income (Loss) from Discontinued Operations, Net of Tax	—	430	—	(7,204)	—	(6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax	—	—	—	(1,885)	—	(1,885)
Net Income (Loss)	170,922	404,906	28,750	71,891	(502,421)	174,048
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,126	—	3,126
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 170,922	$ 404,906	$ 28,750	$ 68,765	$ (502,421)	$ 170,922
Net Income (Loss)	$ 170,922	$ 404,906	$ 28,750	$ 71,891	$ (502,421)	$ 174,048
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(2,668)	(212)	8,012	18,054	—	23,186
Equity in Other Comprehensive Income (Loss) of Subsidiaries	25,185	25,421	—	8,012	(58,618)	—
Total Other Comprehensive Income (Loss)	22,517	25,209	8,012	26,066	(58,618)	23,186
Comprehensive Income (Loss)	193,439	430,115	36,762	97,957	(561,039)	197,234
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,795	—	3,795
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 193,439	$ 430,115	$ 36,762	$ 94,162	$ (561,039)	$ 193,439

CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$ 1,174,978	$ 129,987	$ 479,756	$—	$ 1,784,721
Service	—	754,090	35,119	450,693	—	1,239,902
Intercompany service	—	—	—	32,810	(32,810)	—
Total Revenues	—	1,929,068	165,106	963,259	(32,810)	3,024,623
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	—	771,271	27,354	490,253	—	1,288,878
Intercompany service cost of sales	—	—	32,810	—	(32,810)	—
Selling, general and administrative	227	655,052	15,792	252,960	—	924,031
Depreciation and amortization	319	195,794	12,383	113,541	—	322,037
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net	5	(100)	21	504	—	430
Total Operating Expenses	551	1,622,017	88,360	857,258	(32,810)	2,535,376
Operating (Loss) Income	(551)	307,051	76,746	106,001	—	489,247
Interest Expense (Income), Net	206,682	(19,731)	40,537	26,686	—	254,174
Other Expense (Income), Net	54,144	1,283	5,410	14,365	—	75,202
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	(261,377)	325,499	30,799	64,950	—	159,871
(Benefit) Provision for Income Taxes	(16)	33,767	12,361	16,015	—	62,127
(Gain) Loss on Sale of Real Estate, Net of Tax	—	—	—	(1,417)	—	(1,417)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(357,823)	(63,775)	(5,681)	(18,438)	445,717	—
Income (Loss) from Continuing Operations	96,462	355,507	24,119	68,790	(445,717)	99,161
(Loss) Income from Discontinued Operations, Net of Tax	—	(529)	—	1,360	—	831
Net Income (Loss)	96,462	354,978	24,119	70,150	(445,717)	99,992
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,530	—	3,530
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 96,462	$ 354,978	$ 24,119	$ 66,620	$ (445,717)	$ 96,462
Net Income (Loss)	$ 96,462	$ 354,978	$ 24,119	$ 70,150	$ (445,717)	$ 99,992
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(3,237)	1,177	(11,096)	(18,376)	—	(31,532)
Market Value Adjustments for Securities	—	926	—	—	—	926
Equity in Other Comprehensive Income (Loss) of Subsidiaries	(25,737)	(26,862)	(4,037)	(11,096)	67,732	—
Total Other Comprehensive (Loss) Income	(28,974)	(24,759)	(15,133)	(29,472)	67,732	(30,606)
Comprehensive Income (Loss)	67,488	330,219)	8,986	40,678	(377,985)	69,386
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,898	—	1,898
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 67,488	$ 330,219	$ 8,986	$ 38,780	$ (377,985)	$ 67,488

CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)

	Year Ended December 31, 2014
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$ 1,208,380	$ 124,551	$ 527,312	$—	$ 1,860,243
Service	—	749,711	68,669	439,070	—	1,257,450
Intercompany service	—	—	—	64,794	(64,794)	—
Total Revenues	—	1,958,091	193,220	1,031,176	(64,794)	3,117,693
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	—	793,274	23,040	528,322	—	1,344,636
Intercompany service cost of sales	—	—	64,794	—	(64,794)	—
Selling, general and administrative	1,182	580,568	13,304	274,518	—	869,572
Depreciation and amortization	225	214,341	11,797	126,780	—	353,143
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net	—	829	173	63	—	1,065
Total Operating Expenses	1,407	1,589,012	113,108	929,683	(64,794)	2,568,416
Operating (Loss) Income	(1,407)	369,079	80,112	101,493	—	549,277
Interest Expense (Income), Net	187,650	(23,295)	36,946	59,416	—	260,717
Other Expense (Income), Net	78	(203,380)	(91)	268,580	—	65,187
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) on Sale of Real Estate	(189,135)	595,754	43,257	(226,503)	—	223,373
(Benefit) Provision for Income Taxes	—	(114,947)	12,876	4,796	—	(97,275)
(Gain) on Sale of Real Estate	—	(196)	(832)	(7,279)	—	(8,307)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(515,254)	196,310	(992)	(31,215)	351,151	—
Income (Loss) from Continuing Operations	326,119	514,587	32,205	(192,805)	(351,151)	328,955
(Loss) Income from Discontinued Operations, Net of Tax	—	(937)	—	728	—	(209)
Net Income (Loss)	326,119	513,650	32,205	(192,077)	(351,151)	328,746
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	2,627	—	2,627
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 326,119	$ 513,650	$ 32,205	$ (194,704)	$ (351,151)	$ 326,119
Net Income (Loss)	$ 326,119	$ 513,650	$ 32,205	$ (192,077)	$ (351,151)	$ 328,746
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	6,328	47	(10,306)	(62,936)	—	(66,867)
Market Value Adjustments for Securities	—	53	—	—	—	53
Equity in Other Comprehensive Income (Loss) of Subsidiaries	(72,662)	(73,696)	288	(10,306)	156,376	—
Total Other Comprehensive Income (Loss)	(66,334)	(73,596)	(10,018)	(73,242)	156,376	(66,814)
Comprehensive Income (Loss)	259,785	440,054	22,187	(265,319)	(194,775)	261,932
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	2,184	—	2,184
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 259,785	$ 440,054	$ 22,187	$ (267,503)	$ (194,775)	$ 259,748

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$ (195,478)	$ 496,542	$ 37,299	$ 105,289	$—	$ 443,652
Cash Flows from Operating Activities-Discontinued Operations	—	(8,814)	—	(2,102)	—	(10,916)
Cash Flows from Operating Activities	(195,478)	487,728	37,299	103,187	—	432,736
Cash Flows from Investing Activities:
Capital expenditures	—	(134,852)	(8,454)	(97,377)	—	(240,683)
Cash paid for acquisitions, net of cash acquired	—	(28,126)	—	(97,008)	—	(125,134)
Intercompany loans to subsidiaries	88,376	(110,142)	—	—	21,766	—
Investment in subsidiaries	(37,572)	(37,572)	—	—	75,144	—
Investment in restricted cash	1,498	—	—	—	—	1,498
Additions to customer relationship and acquisition costs	—	(23,543)	(2,132)	(3,197)	—	(28,872)
Investment in joint ventures	(2,330)	—	—	—	—	(2,330)
Proceeds from sales of property and equipment and other, net (including real estate)	—	(1,739)	5	3,191	—	1,457
Cash Flows from Investing Activities-Continuing Operations	49,972	(335,974)	(10,581)	(194,391)	96,910	(394,064)
Cash Flows from Investing Activities-Discontinued Operations	—	(1,982)	—	(4,154)	—	(6,136)
Cash Flows from Investing Activities	49,972	(337,956)	(10,581)	(198,545)	96,910	(400,200)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(2,774,070)	(58)	(70,565)	—	(2,844,693)
Proceeds from revolving credit and term loan facilities and other debt	—	2,680,107	—	51,078	—	2,731,185
Early retirement of senior subordinated notes	(525,834)	—	—	—	—	(525,834)
Net proceeds from sales of senior subordinated notes	985,000	—	—	—	—	985,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	480	—	480
Intercompany loans from parent	—	(89,878)	4,861	106,783	(21,766)	—
Equity contribution from parent	—	37,572	—	37,572	(75,144)	—
Stock repurchases	(38,052)	—	—	—	—	(38,052)
Parent cash dividends	(318,845)	—	—	—	—	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan	40,244	—	—	—	—	40,244
Excess tax benefits (deficiency) from stock-based compensation	1,045	—	—	—	—	1,045
Payment of debt financing and stock issuance costs	(1,480)	(781)	—	—	—	(2,261)
Cash Flows from Financing Activities-Continuing Operations	142,078	(147,050)	4,803	125,348	(96,910)	28,269
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	(39)	—	(39)
Cash Flows from Financing Activities	142,078	(147,050)	4,803	125,309	(96,910)	28,230
Effect of exchange rates on cash and cash equivalents	—	—	1,880	924	—	2,804
(Decrease) Increase in cash and cash equivalents	(3,428)	2,722	33,401	30,875	—	63,570
Cash and cash equivalents, beginning of year	3,428	10,750	69,945	95,722	—	179,845
Cash and cash equivalents, end of year	$—	$ 13,472	$ 103,346	$ 126,597	$—	$ 243,415

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$ (195,786)	$ 528,011	$ 28,580	$ 145,788	$—	$ 506,593
Cash Flows from Operating Activities-Discontinued Operations	—	(129)	—	1,082	—	953
Cash Flows from Operating Activities	(195,786)	527,882	28,580	146,870	—	507,546
Cash Flows from Investing Activities:
Capital expenditures	—	(180,047)	(6,534)	(100,714)	—	(287,295)
Cash paid for acquisitions, net of cash acquired	—	(212,042)	—	(105,058)	—	(317,100)
Intercompany loans to subsidiaries	387,299	398,299	—	—	(785,598)	—
Investment in subsidiaries	(63,149)	(63,149)	—	—	126,298	—
Investment in restricted cash	(248)	—	—	—	—	(248)
Additions to customer relationship and acquisition costs	—	(18,083)	(498)	(11,610)	—	(30,191)
Proceeds from sales of property and equipment and other, net (including real estate)	—	54	(3,175)	5,205	—	2,084
Cash Flows from Investing Activities-Continuing Operations	323,902	(74,968)	(10,207)	(212,177)	(659,300)	(632,750)
Cash Flows from Investing Activities-Discontinued Operations	—	(4,937)	—	—	—	(4,937)
Cash Flows from Investing Activities	323,902	(79,905)	(10,207)	(212,177)	(659,300)	(637,687)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(5,077,356)	(341,336)	(107,980)	—	(5,526,672)
Proceeds from revolving credit and term loan facilities and other debt	—	4,948,691	438,188	274,871	—	5,661,750
Early retirement of senior subordinated notes	(514,239)	—	(170,895)	—	—	(685,134)
Net proceeds from sales of senior notes	591,000	—	191,307	—	—	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	(14,852)	—	—	(3,384)	—	(18,236)
Intercompany loans from parent	—	(379,910)	(232,436)	(173,252)	785,598	—
Equity contribution from parent	—	63,149	—	63,149	(126,298)	—
Parent cash dividends	(206,798)	—	—	—	—	(206,798)
Proceeds from exercise of stock options and employee stock purchase plan	17,664	—	—	—	—	17,664
Excess tax benefits (deficiency) from stock-based compensation	2,389	—	—	—	—	2,389
Payment of debt financing and stock issuance costs	(2,037)	(5,657)	(750)	(262)	—	(8,706)
Cash Flows from Financing Activities-Continuing Operations	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Financing Activities	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Effect of exchange rates on cash and cash equivalents	—	—	(4,703)	(6,609)	—	(11,312)
Increase (Decrease) in cash and cash equivalents	1,243	(3,106)	(102,252)	(18,774)	—	(122,889)
Cash and cash equivalents, beginning of year	—	13,472	103,346	126,597	—	243,415
Cash and cash equivalents, end of year	$ 1,243	$ 10,366	$ 1,094	$ 107,823	$—	$ 120,526

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

	Year Ended December 31, 2014
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$ (192,058)	$ 452,577	$ 55,538	$ 156,891	$—	$ 472,948
Cash Flows from Operating Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Operating Activities	(192,058)	452,577	55,538	156,891	—	472,948
Cash Flows from Investing Activities:
Capital expenditures	—	(217,924)	(6,877)	(137,123)	—	(361,924)
Cash paid for acquisitions, net of cash acquired	—	(3,371)	(29,016)	(95,706)	—	(128,093)
Intercompany loans to subsidiaries	1,307,133	112,845	—	—	(1,419,978)	—
Investment in subsidiaries	(48,203)	(48,203)	—	—	96,406	—
Additions to customer relationship and acquisition costs	—	(26,788)	(2,140)	(5,519)	—	(34,447)
Proceeds from sales of property and equipment and other, net (including real estate)	—	2,641	1,871	39,974	—	44,486
Cash Flows from Investing Activities-Continuing Operations	1,258,930	(180,800)	(36,162)	(198,374)	(1,323,572)	(479,978)
Cash Flows from Investing Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Investing Activities	1,258,930	(180,800)	(36,162)	(198,374)	(1,323,572)	(479,978)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(7,949,523)	(667,505)	(207,683)	—	(8,824,711)
Proceeds from revolving credit and term loan facilities and other debt	—	8,327,608	645,848	311,731	—	9,285,187
Early retirement of senior subordinated notes	(566,352)	—	—	—	—	(566,352)
Net proceeds from sales of senior notes	—	—	—	642,417	—	642,417
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	5,716	—	(20,486)	—	(14,770)
Intercompany loans from parent	—	(708,935)	5,866	(716,909)	1,419,978	—
Equity contribution from parent	—	48,203	—	48,203	(96,406)	—
Parent cash dividends	(542,298)	—	—	—	—	(542,298)
Proceeds from exercise of stock options and employee stock purchase plan	44,290	—	—	—	—	44,290
Excess tax deficiency from stock-based compensation	(60)	—	—	—	—	(60)
Payment of debt financing costs and stock issuance costs	(1,296)	(499)	(12)	(2,039)	—	(3,846)
Cash Flows from Financing Activities-Continuing Operations	(1,065,716)	(277,430)	(15,803)	55,234	1,323,572	19,857
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Financing Activities	(1,065,716)	(277,430)	(15,803)	55,234	1,323,572	19,857
Effect of exchange rates on cash and cash equivalents	—	—	312	(7,732)	—	(7,420)
Increase (Decrease) in cash and cash equivalents	1,156	(5,653)	3,885	6,019	—	5,407
Cash and cash equivalents, beginning of year	1,243	10,366	1,094	107,823	—	120,526
Cash and cash equivalents, end of year	$ 2,399	$ 4,713	$ 4,979	$ 113,842	$—	$ 125,933